Warrants - Series E Warrants - Additional Information (Detail) - $ / shares		1 Months Ended
	Dec. 30, 2015	Feb. 29, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrants Exercisable			66,789,624	13,219,597	5,447,940
Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Exercise price			$ 5.60
Senior Secured Convertible Note | Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Percentage of common stock outstanding	19.90%
Series E Warrants
Class Of Warrant Or Right [Line Items]
Warrants Exercisable		1,680,000	58,800,000
Exercise price		$ 8.75
Percentage of common stock issuable upon exercise of Warrants		200.00%
Series E Warrants | Senior Secured Convertible Note | Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Percentage of common stock outstanding		7.00%